(Loss) earnings per share (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		May 31, 2023	May 31, 2022	May 31, 2023	May 31, 2022
Notes and other explanatory information [abstract]
Net (loss) income attributable to shareholders		$ (1,264)	$ 1,971	$ 849	$ (2,009)
Weighted average number of common shares for basic EPS	[1]	284,205,392	274,363,799	281,536,777	263,927,318
Effect of dilutive stock options, warrants, RSUs and share awards			78,701	4,056,778
Weighted average number of common shares for diluted EPS	[1]	284,205,392	274,442,500	285,593,555	263,927,318

[1]	The weighted average number of common shares for basic and diluted EPS include vested, but unissued, common shares relating to common share awards.